Collection Period Ended 31-Dec-2010
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
4,862,711.60 0.000000
24,792,615.59 0.887306
0.00 1.000000
0.00 1.000000
29,655,327.19
Interest & Principal
Payment
4,864,131.25
24,920,948.92
502,916.67
120,945.67
30,408,942.51
753,615.32
502,916.67
Total
1,419.65
1.183333
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000%
per $1000 Face Amount
1.183333
17.371897
Class A-2 Notes 0.700000% 128,333.33 0.583333 113.277041
Class A-1 Notes 0.309120%
Current Overcollateralization Amount 101,900,726.28 12.90%
0.005070
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 101,900,726.28 12.90%
Yield Supplement Overcollateralization Amount 54,176,014.97 39,184,240.96 37,484,950.44
Pool Balance
1,150,006,889.88
863,159,799.63
827,413,061.13
Overcollateralization 103,010,874.91 106,292,847.07 101,900,726.28
Adjusted Pool Balance 1,095,830,874.91 823,975,558.67 789,928,110.69
0.000000
Total Note Balance
992,820,000.00
717,682,711.60
688,027,384.41
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
112.693707
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Class A-2 Notes 220,000,000.00 220,000,000.00 195,207,384.41
Face Amount
Class A-1 Notes 280,000,000.00 4,862,711.60 0.00 17.366827
Balance Balance Balance
Actual/360 Days
Summary
Initial Beginning Ending Principal per $1000
Distribution Date 18-Jan-2011
34
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Dec-2010 15-Jan-2011 30/360 Days 30
15-Dec-2010 18-Jan-2011
Collection Period (from... to) 1-Dec-2010 31-Dec-2010
Determination Date 13-Jan-2011
Record Date 14-Jan-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 8
Aggregate Principal Distributable Amount
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance 2,739,577.19
Priority Principal Distributable Amount 0.00 0.00 0.00
29,655,327.19 29,655,327.19 0.00
Regular Principal Distributable Amount 29,655,327.19 29,655,327.19
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 753,615.32 753,615.32 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-1 Notes 1,419.65 1,419.65 0.00
thereof on Class A-2 Notes 128,333.33 128,333.33 0.00
Total Trustee Fee 0.00 0.00 0.00
Monthly Interest Distributable Amount 753,615.32 753,615.32 0.00
Due Paid Shortfall
Total Servicing Fee 719,299.83 719,299.83 0.00
Total Distribution
38,512,017.94
Distribution Detail
Available Funds
38,512,017.94
(9) Excess Collections to Certificateholders 7,383,775.60
Available Collections
38,512,017.94 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 255.51 (6) Regular Principal Distributable Amount 29,655,327.19
Recoveries 198,128.88 (3) Interest Distributable Amount Class A Notes 753,615.32
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Interest Collections 2,952,851.62 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 0.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Available Funds
Distributions
Principal Collections 35,360,781.93 (1) Total Servicing Fee 719,299.83
31-60 Days Delinquent
Total 827,413,061.13 33,471 100.00%
61-90 Days Delinquent 753,124.03 27 0.09%
91-120 Days Delinquent 441,482.21 13 0.05%
Percentage
Current
3,491,797.27 123 0.42%
822,726,657.62 33,308 99.43%
Weighted Average Seasoning (months) 11.89 20.37
Delinquency Profile *
Amount Number of Receivables
As of Cutoff Date Current
Weighted Average APR 4.06% 4.03%
Weighted Average Number of Remaining Payments 50.23 42.53
Principal Gross Losses 385,956.57
Pool Balance end of Collection Period 827,413,061.13
Pool Factor 71.95%
Pool Balance beginning of Collection Period 863,159,799.63 34,140
Principal Collections 22,266,129.92
33,471
Principal Collections attributable to Full Pay-offs 13,094,652.01
Principal Purchase Amounts 0.00
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Investment Earnings
Net Investment Earnings on the Reserve Fund 18.98
Net Investment Earnings on the Collection Account 236.53
Investment Earnings for the Collection Period 255.51
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 18.98 minus Net Investment Earnings 18.98
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.192%
Principal Net Losses 193,905.83
Cumulative Principal Net Losses 2,205,168.42
Principal Gross Losses 385,956.57
Principal Net Liquidation Proceeds 0.00
Principal Recoveries 192,050.74
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current